Equity Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company uses the Black-Scholes-Merton Option Pricing Model to estimate the fair value of awards on the measurement date using the weighted average assumptions noted in the following table:

Year	Interest rate %	Dividend Yield %	Expected Volatility %	Expected Life
2013	0.63	0.0	65.36	96 months
2012	0.42	0.0	61.12	96 months

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Outstanding compensatory options consist of the following:

		Weighted Average
	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	103,843	$61.00	$21.00	3.7	$-
Granted	14,000	7.50	3.00	5.1	-
Exercised	-	-	-	-	-
Forfeited or lapsed	(19,198)	$51.00	17.50	-	-
Options outstanding at June 30, 2014	98,645	$55.00	$19.00	3.4	$102,843
Options exercisable at June 30, 2014	80,983	$64.00	$22.50	2.9	$18,858

The following table provides consolidated summary information on the Company’s stock option activity for the years ended December 31, 2013 and 2012.
		2013
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	81,523	$85.00	$28.00	3.8	$-
Granted	27,971	7.00	12.50	5.5	-
Exercised	-	-	-		-
Forfeited or lapsed	(5,651)	143.50	38.50		-
Options outstanding at December 31, 2013	103,843	$61.00	$23.00	3.7	$-
Options exercisable at December 31, 2013	68,635	$83.00	$29.00	2.6	$-

		2012
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2011	78,186	$92.50	$32.00	4.2	$-
Granted	10,729	56.50	7.50		-
Exercised	-
Forfeited or lapsed	(7,392)	122.50	41.00		-
Options outstanding at December 31, 2012	81,523	$85.00	$28.00	3.0	$-
Options exercisable at December 31, 2012	59,320	$95.00	$32.50	3.0	$-

Schedule of Nonvested Share Activity [Table Text Block]
All non-vested compensatory stock options consist of the following:

	All Options
	Shares	Weighted Average Fair Value
Options subject to future vesting at December 31, 2013	37,034	$8.00
Granted	14,000	3.00
Options forfeited or lapsed	(19,198)	8.00
Options vested	(14,174)	9.50
Options subject to future vesting at June 30, 2014	17,662	$4.00

The following table summarizes the status of the Company’s non-vested options:

All non-vested stock options as of December 31, 2013	Shares	Fair Value
Options subject to future vesting at December 31, 2012	22,203	$20.00
Options granted	27,971	12.50
Options forfeited or lapsed	(1,025)	8.50
Options vested	(13,941)	12.00
Options subject to future vesting at December 31, 2013	35,208	$13.50